ACQUISITIONS (Details 1) - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 219,474			$ 2,355,467	$ 3,966,866
Cost of sales	215,973			2,350,657	3,226,912
Gross profit (loss)	3,501			4,810	739,954
Expenses	(301,105)			(4,768,116)	(4,058,844)
Interest expense and impairment	(66,571)			(275,935)	(694,637)
Income taxes	0			0	0
Net loss	$ (364,175)			$ (5,039,241)	$ (4,013,527)
SpeedConnect, LLC
Revenue		$ 6,928,862	$ 7,812,095
Cost of sales		4,041,396	5,822,025
Gross profit (loss)		(5,521,661)	(6,791,761)
Expenses		(3,572,107)	0
Interest expense and impairment		(2,559,709)	(158,351)
Income taxes		0	0
Net loss		$ (7,612,081)	$ (1,128,087)
Loss per share		$ (0.06)	$ (0.01)